Ameritas Life Insurance Corp. 5900 O Street / Lincoln, NE 68510

Via EDGAR and Overnight Delivery

June 22, 2015

Michelle Roberts, Senior Counsel

Office of Insured Investments

Division of Investment Management

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re:	Registration Statement for Ameritas Life Insurance Corp. ("Depositor" or "Ameritas Life") and

Ameritas Life Insurance Corp. Separate Account LLVA (1940 Act No. 811-07661) ("Registrant" or

"Separate Account")

Request for Selective Review Pursuant to Securities Act Release No. 6510 and Investment

Company Act Release No. 13768 on Ameritas Advisor No-Load VA Flexible Premium Deferred Variable Annuity.

Dear Ms. Roberts:

We are filing, via EDGAR, the registration statement under the Securities Act of 1933 and the Investment Company Act of 1940 to register a variable annuity policy to be issued through the Registrant and Depositor. Ameritas Investment Corp., a subsidiary of Ameritas Life, will underwrite the policy.

The Registrant is requesting selective review of this initial N-4 filing pursuant to Securities Act Release No. 6510 and 1940 Act Release No. 13768. In support of this request, the Registrant represents as follows:

1.	This policy is based on Registration No. 333-182091, which is called the "Ameritas No-Load VA 6150" variable annuity. Material provisions of Registration No. 333-182091 were last reviewed by the staff of the Division of Investment Management's Office of Insured Investments as Registration Statement No. 333-182091 Post-Effective Amendment No. 4 filed under Rule 485(a) on February 25, 2015. The most recent precedent filing was a Rule 485(b) amendment submitted April 29, 2015.
2.	The primary purposes of this new registration statement are to:
a.	decrease the Mortality & Expense Risk Charge
b.	remove the Asset Allocation Program

We are providing, via overnight mail, courtesy copies of the prospectus and statement of additional information ("SAI") for your review, and also copies marked showing changes from the predecessor registration statement filed on April 29, 2015. This product differs from the predecessor Registration No 333-182091 as follows (page references are to the marked copies):

1.	Revisions related to the material changes listed above:
a.	The Asset Allocation Program that was available in the precedent filing is not available and all references to the Program have been removed. If the GLWB2 rider is elected, the Policy must be allocated to one of the GLWB Models, which were renamed.

Pages: 2, 15, 16, 17, 19, 20, 21, 22, 32, 33, 57, SAI pages 1, 2, 4, 5.

b.	The current Mortality & Expense Risk Charge will be less than the current Mortality & Expense Risk Charge in the precedent filing. This figure, along with certain examples, has been left blank and will be updated in the Registrant's N-4A filing. Pages: 5 and 9.

2.	Other non-material changes in the prospectus and SAI:
a.	Dates are left blank pending effectiveness: pages 1, 57 and SAI page 1.
b.	The name has been changed to "Ameritas Advisor No-Load VA": pages 1, 4 and SAI page 1.
c.	The Accumulation Unit Value appendix was deleted: pages 2, 9, 14, and 40-50.
d.	Typographical errors were corrected on pages 5, 18, 53 and SAI page 1.
e.	Discussion concerning certain tax consequences of non-individual owners was clarified on pages 27 and 28.
f.	Discussion concerning adding a GLWB2 rider during certain dates was deleted because it is not applicable to this product: page 30.
g.	The Distribution of the Policies section was revised to reflect the distribution payments applicable to this filing: page 38.
h.	Certain instructions for accessing the SEC's website were deleted: page 57 and SAI page 4.
i.	References to the independent public accounting firm have been deleted for this filing: SAI page 1.

Following SEC review and our addressing any comments provided by the SEC, we plan to file a pre-effective amendment incorporating all additional required financial statements and information. At that point, we will request that the Registration Statement be made effective on a certain date.

We acknowledge: that the Separate Account is responsible for the adequacy and accuracy of the disclosure in the filings; staff comments in the filings reviewed by the staff do not foreclose the Commission from taking any action with respect to the filing; and the Separate Account may not assert staff comments as a defense in any proceeding initiative by the Commission or any person under the federal securities laws of the United States.

If you have any questions or comments concerning this filing, please telephone me at 402-467-7847.

Thank you for your assistance.

Sincerely,

/s/ Ann D. Diers

Ann D. Diers

Vice President and Associate General Counsel, Variable Contracts & AIC